Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Mar. 31, 2024
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment, useful lives	3 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment, useful lives	Shorter of lease terms and estimated useful lives